Capital Structure	12 Months Ended
Dec. 31, 2021
Partners' Capital Notes [Abstract]
Capital Structure

7. Capital Structure

Common Stock

As of December 31, 2021, the Company is authorized to issue 100,000,000 shares with a par value of $0.00001 per share. As of December 31, 2020, the Company was authorized to issue 42,000,000 shares of Common Stock with a par value of $0.00001 per share. As of December 31, 2021 and December 31, 2020, the Company had 26,487,680 and 951,794 shares of Common Stock issued and outstanding, respectively. Holders of common stock have no preemptive, conversion or subscription rights and there is no redemption or sinking fund provisions applicable to the common stock. The rights, preferences and privileges of the holders of common stock are subject to, and may be adversely affected by, the rights of the holders of shares of any series of preferred stock that the Company may designate in the future.

Convertible Preferred Stock

In October 2021, the Company amended its Certificate of Incorporation and revised the number of preferred stock shares authorized for issuance to 10,000,000 shares at a par value of $0.00001. As of December 31, 2021, there were no shares issued and outstanding against these shares. As of December 31, 2020 and prior to the completion of the IPO, the Company was authorized to issue up to 21,982,491 shares of preferred stock at a par value of $0.00001.

Conversion

The Company’s convertible preferred stock shares that were outstanding at the completion of the IPO on October 20, 2021 automatically converted to shares of common stock on a 1:1 basis.

The authorized, issued and outstanding shares of the convertible preferred stock and liquidation preferences prior to the IPO were as follows:

Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Aggregate Liquidation Amount	Gross Proceeds
Series A	10,157,843	10,157,843	0.6842	6,949,996	6,949,996
Series B	6,567,670	6,567,670	3.3939	22,290,015	22,290,015
Series C	5,256,978	5,256,978	15.7933	83,025,031	83,025,031
	21,982,491	21,982,491		112,265,042	112,265,042

Warrants

As of December 31, 2021, the fair value of the warrants was estimated using the Black-Scholes option-pricing model. The Company used the following assumptions in the model:

December 31,
2021
Fair value of underlying securities	$2.88
Expected volatility	51.0%
Expected term (in years)	5.0
Risk-free interest rate	1.13%

Dividends

The holders of preferred stock are entitled to receive dividends, when and if declared by the Company’s Board of Directors, out of any legally available funds. The holders of preferred stock are entitled to receive dividends, prior and in preference to dividends declared on common stock, at the rate of: Series A - $0.0411 per share per annum; Series B - $0.2036 per share per annum; and Series C - $0.9476 per share per annum. Dividends are non-cumulative and will be paid pro rata, on an equal priority, pari passu basis. After payment of preferred stock dividends, any additional dividends will be paid ratably among holders of common stock and preferred stock on an as converted to Common Stock basis. As of December 31, 2021 and 2020, respectively, no dividends have been declared.

Voting

The holder of each share of Preferred Stock is entitled to voting rights equal to the number of shares of common stock.

Preferred stockholders shall cast the number of votes equal to the number of whole shares of common stock into which the shares of Preferred Stock held by such holder are convertible. So long as any shares of Series A Preferred Stock remain outstanding, the holders of the Series A Preferred Stock, voting as a separate class, are entitled to elect one director of the Company. So long as any shares of Series B Preferred Stock remain outstanding, the holders of the Series B Preferred Stock, voting as a separate class, are entitled to elect one director of the Company. So long as any shares of Series C Preferred Stock remain outstanding, the holders of the Series C Preferred Stock, voting as a separate class, are entitled to elect one director of the Company. The holders of Common Stock, voting as a separate class, are entitled to elect two directors of the Company. The holders of Preferred Stock and Common Stock, on an as converted to basis, are entitled to elect any remaining members to the Board of Directors.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of preferred stock on a pari passu basis, are entitled to receive, prior to and in preference over holders of common stock, an amount equal to the original issuance price—Series A - $0.6842 per share; Series B - $3.3939 per share; and Series C - $15.7933 per share. 2) If the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of the shares of Preferred Stock the full amount to which they are entitled, the holders of shares of Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amount which would otherwise be payable in respect to the share of Preferred Stock held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.